Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	September 30, 2023	December 31, 2022
	€m	€m
Cash balances and deposits	305.5	369.4
Restricted cash	0.4	0.3
Cash and cash equivalents	305.9	369.7
Bank overdraft	—	(2.9)
Cash and cash equivalents per Statement of Cash Flows	305.9	366.8